Dividends - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Dividends
Dividends paid		$ 98,562	$ 51,683	$ 4,122
Dividends declared	$ 50,000	$ 157,804	$ 53,614	$ 4,206